Business Combinations and Divestitures 2018 Acquisitions Pro Forma (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Revenue	$ 6,468	$ 6,592
Business Acquisition, Pro Forma Net Income (Loss)	(46)	217
Business Acquisition Pro Forma Expenses Incremental Amortization Changes Attributable to Acquiree	4	5
BusinessAcquisitionsProFormaExpensesTransactionsCosts	4	4
BusinessAcquisitionProFormaExpensesIncrementalInterestChargesAttributabletoAcquiree	$ 7	$ 7